Investments - Equity Method Investment - Summarized Financial Information (Details) - Almacantar Group S.A. - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summarized financial information - balance sheet
Current assets		$ 963,812	$ 1,007,293
Noncurrent assets		1,431,384	1,341,825
Current liabilities		159,205	577,660
Noncurrent liabilities		862,943	357,625
Summarized financial information - income statement
Revenues		47,551	42,671	$ 20,508
Operating (loss) profit	[1]	(63,653)	(14,562)	190,613
Net (loss) income		(56,648)	(21,038)	$ 213,241
EXOR S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage				36.00%
Other invested assets
Summarized financial information - income statement
Investment carrying value		$ 483,000	$ 498,000

[1]	Operating (loss) profit referred to in the table above includes revenues, cost of sales, and unrealized gains (losses) on properties.